Long-Term Loans - Additional Information (Detail) ¥ in Millions					1 Months Ended	12 Months Ended
	Jun. 20, 2016 CNY (¥)	Jun. 16, 2016 CNY (¥)	Jan. 26, 2014 CNY (¥)	Jan. 26, 2014 USD ($)	Apr. 30, 2010 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Jun. 20, 2016 USD ($)	Jun. 16, 2016 USD ($)
Debt Instrument [Line Items]
Proceeds from long term line of credit			¥ 30.0	$ 4,321,000
Land use right pledge									$ 2,129,000			$ 6,820,000
Frequency of interest payable						Quarterly	Quarterly
Frequency of principle payable						Semi-annually	Semi-annually
Interest expense on long term loan							$ 60,000		175,000		$ 274,000
Capitalized amount on long term interest expense							18,000		41,000		64,000
Repayment to a long-term loan							753,000		1,592,000		812,000
Long-term loans						¥ 90.0						12,963,000
Repayment of long term loan						4.5						648,000
Proceeds from long term loan							12,877,000				4,869,000
Billion Team Asia Limited
Debt Instrument [Line Items]
Proceeds from long term loan					$ 290,000
Shenyang Shenbei Chuangzhan Financing Service Group Co., Ltd.
Debt Instrument [Line Items]
Repayment to a long-term loan						¥ 15.0	$ 2,161,000	¥ 10.0	1,440,000	¥ 5.0	$ 720,000
Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")
Debt Instrument [Line Items]
Maturity period of loans	10 years	10 years
Long-term loans	¥ 90.0	¥ 191.5											$ 12,963,000	$ 27,585,000
Carrying value of the pledged property									$ 22,866,000			35,114,000
Annual interest rate	6.50%												6.50%
Repayment of long term loan												$ 648,000
Prime Rate
Debt Instrument [Line Items]
Floating interest rate			10.00%	10.00%